Net Deferred Tax Position - Summary of Tax Losses Available for Carry-forward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 6,100	€ 5,164	€ 5,176
Less than 1 year [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	7
Later than one year and not later than two years [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	6
Later than two years and not later than three years [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	75
Later than three years and not later than four years [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	64
Later than four years and not later than five years [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	37
More than 5 years [member]
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 5,911